Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2012	$73,250
Acquisitions (Note 2)	4,544
Capitalized interest on wireless licenses	205
Reclassifications, adjustments and other	(255)

Balance at December 31, 2012	$77,744
Acquisitions (Note 2)	579
Dispositions (Note 2)	(2,361)
Capitalized interest on wireless licenses	566
Reclassifications, adjustments and other	(781)

Balance at December 31, 2013	$75,747

Reclassifications, adjustments and other includes $0.9 billion of Wireless licenses that are classified as held for sale and included in Prepaid expenses and other on our consolidated balance sheet at December 31, 2013 as well as the exchanges of wireless licenses in 2013 and 2012. See Note 2 for additional details.

At December 31, 2013 and 2012, approximately $7.7 billion and $7.3 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs.

The average remaining renewal period of our wireless license portfolio was 5.1 years as of December 31, 2013. See Note 1 for additional details.

Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Wireless	Wireline	Total
Balance at January 1, 2012	$17,963	$5,394	$23,357
Acquisitions (Note 2)	209	551	760
Reclassifications, adjustments and other	–	22	22

Balance at December 31, 2012	$18,172	$5,967	$24,139
Acquisitions (Note 2)	204	291	495

Balance at December 31, 2013	$18,376	$6,258	$24,634

The increase in Goodwill at Wireless at December 31, 2013 was primarily due to obtaining control of previously unconsolidated wireless partnerships, which were previously accounted for under the equity method and are now consolidated. This resulted in an immaterial gain recorded during the year ended December 31, 2013. The increase in Goodwill at Wireline at December 31, 2013 was primarily due to the acquisition of a provider of content delivery networks.

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2013			2012
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,639	$(2,660)	$979	$3,556	$(2,338)	$1,218
Non-network internal-use software (3 to 7 years)	11,770	(7,317)	4,453	10,415	(6,210)	4,205
Other (2 to 25 years)	691	(323)	368	802	(292)	510

Total	$16,100	$(10,300)	$5,800	$14,773	$(8,840)	$5,933

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2013	$1,587
2012	1,540
2011	1,505

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2014	$1,486
2015	1,215
2016	971
2017	784
2018	619